Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses	As of September 30, 2023 and 2024, accounts receivable and allowance for credit losses consisted of the following:
	As of September 30,
	2023	2024
Accounts receivable	$4,134,980	$8,427,934
Less: allowance for credit losses	(354,907)	(116,441)
Accounts receivable, net	$3,780,073	$8,311,493

Schedule of Allowance for Credit Losses	The movement is the allowance for credit losses for the years ended September 30, 2023 and 2024:
	Year Ended September 30,
	2023	2024
Balance at beginning of year	$1,059,523	$354,907
Changes in credit losses	497,507	1,097,951
Write-off	-	(1,343,952)
Decrease from disposal of Tianjin Dilang	(1,198,954)	-
Foreign currency translation adjustment	(3,169)	7,535
Balance at the end of year	$354,907	$116,441